Employee Benefit Plans - Pension Investment Asset Allocation (Detail)	Dec. 31, 2014	Dec. 31, 2013
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Domestic Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	63.00%	63.00%
Domestic Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	31.00%	30.00%
Domestic Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	2.00%	2.00%
Domestic Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	3.00%
Domestic Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	2.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Foreign Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	56.00%	63.00%
Foreign Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	36.00%	29.00%
Foreign Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Foreign Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	2.00%	4.00%
Foreign Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	5.00%	4.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	0.00%